Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Schedule of trade and other payables

Figures in million - SA rand	2025	2024	2023
Trade creditors	3,406	3,983	4,278
Accruals and other creditors	6,102	5,524	6,609
Other	1,198	867	791
Financial liabilities	10,706	10,374	11,678
Payroll creditors	3,338	2,640	3,014
Leave pay accrual	2,616	2,516	1,686
VAT payable	96	74	86
Total trade and other payables	16,756	15,604	16,464